Interests in joint operations (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R) jointOperation	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Gain/(loss) on foreign exchange differences	R (1,149)	R 255	R (325)
Profit before tax	47,557	35,480	(1,300)
Profit for the year	33,796	30,622	433
Non-current assets	88,163	81,860	74,909
Current assets	64,831	52,243	26,163
Non-current liabilities	(51,108)	(45,900)	(55,607)
Current liabilities	R (20,541)	(17,487)	(14,327)
Marikana
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Number of joint operations | jointOperation	2
Kroondal
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Kroondal | Joint Operations
INTERESTS IN JOINT OPERATIONS
Gain/(loss) on foreign exchange differences	R 127	(16)	(63)
Profit before tax	6,557	4,814	2,062
Profit for the year	6,556	4,814	2,061
Non-current assets	636	800	946
Current assets	3,357	3,894	2,303
Non-current liabilities	(13)	(7)	0
Current liabilities	(493)	(436)	(353)
Net assets (liabilities)	R 3,487	R 4,251	R 2,896